Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000162171 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162171 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162171 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162171 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162171 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162171 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162171 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162171 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162171 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162171 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162171 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162171 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162171 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000162171 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.00%
C000162171 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000162171 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000162171 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.70%
C000162171 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.20%
C000162171 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162171 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162171 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162171 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162171 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162171 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162171 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162171 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162171 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162171 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162171 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	10.90%
C000162171 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.50%
C000162171 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	35.60%
C000162171 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000162171 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000162171 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020636 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020636 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020636 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020636 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020636 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020636 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020636 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020636 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020636 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020636 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020636 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020636 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020636 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020636 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020636 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020636 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000020636 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.70%
C000020636 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.20%
C000020636 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020636 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000020636 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020636 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020636 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020636 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020636 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020636 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020636 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020636 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020636 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020636 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.50%
C000020636 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	35.60%
C000020636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000020636 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000020636 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%